Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Financial assets
Amortized cost securities	$ 31,800	$ 20,115
Residential mortgages	221,165	208,652
Personal	42,222	43,651
Credit card	11,389	12,755
Business and government	135,546	125,798
Financial liabilities
Business and government	311,426	257,502
Bank	17,011	11,224
Secured borrowings	40,151	38,895
Subordinated indebtedness	5,712	4,684
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	32,353	20,766
Residential mortgages	222,857	208,633
Personal	41,452	43,120
Credit card	10,722	12,335
Business and government	110,449	103,978
Investment in equity-accounted associates	93	85
Financial liabilities
Personal	53,930	55,629
Business and government	134,318	125,652
Bank	10,048	6,113
Secured borrowings	39,995	39,008
Subordinated indebtedness	5,993	4,925
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Investment in equity-accounted associates	10	9
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	31,773	20,242
Financial liabilities
Personal	52,648	53,994
Business and government	132,016	123,144
Bank	10,048	6,113
Secured borrowings	38,275	36,049
Subordinated indebtedness	5,993	4,925
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	580	524
Residential mortgages	222,857	208,633
Personal	41,452	43,120
Credit card	10,722	12,335
Business and government	110,449	103,978
Investment in equity-accounted associates	83	76
Financial liabilities
Personal	1,282	1,635
Business and government	2,302	2,508
Secured borrowings	$ 1,720	$ 2,959